1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.4%
COMMUNICATION SERVICES — 74.3%
Telecommunication Services — 54.7%
Wireless Telecommunication Services — 33.4%
Wireless Telecommunication Services — 33.4%
35,000 America Movil SAB de CV, ADR .................. $ 497,700
55,000 Anterix Inc.† ............................................. 2,013,000
20,000 KDDI Corp. ................................................ 314,621
80,000 Millicom International Cellular SA .............. 2,421,600
110,000 MTN Group Ltd. ........................................ 739,312
67,000 Rogers Communications Inc., Cl. B ............ 1,790,910
74,000 SoftBank Group Corp. ................................ 3,689,886
20,000 Sunrise Communications AG, Cl. A† .......... 965,299
23,500 T-Mobile US Inc. ....................................... 6,267,685
40,000 United States Cellular Corp.† ..................... 2,766,000
85,000 Vodafone Group plc, ADR .......................... 796,450
22,262,463
Diversified Telecommunication Services — 21.3%
Integrated Telecommunication Services — 20.4%
50,000 AT&T Inc. .................................................. 1,414,000
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 137,307
110,000 Deutsche Telekom AG ................................ 4,070,230
65,000 Frontier Communications Parent Inc.† ....... 2,330,900
65,000 Liberty Global Ltd., Cl. C† .......................... 778,050
32,000 Telenor ASA .............................................. 457,764
75,000 Telephone and Data Systems Inc. ............... 2,905,500
43,000 TELUS Corp. ............................................. 616,620
20,000 Verizon Communications Inc. .................... 907,200
13,617,571
Alternative Carriers — 0.9%
32,000 Telesat Corp.† ........................................... 602,560
Media & Entertainment — 19.6%
Interactive Media & Services — 12.2%
Interactive Media & Services — 12.2%
24,500 Alphabet Inc., Cl. C .................................... 3,827,635
7,500 Meta Platforms Inc., Cl. A .......................... 4,322,700
8,150,335
Entertainment — 4.9%
Movies & Entertainment — 4.9%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 520,130
240,000 Bollore SE ................................................. 1,401,365
65,000 Manchester United plc, Cl. A† .................... 850,850
5,000 The Walt Disney Co. .................................. 493,500
3,265,845
Media — 2.5%
Cable & Satellite — 2.5%
32,000 Comcast Corp., Cl. A ................................. 1,180,800
100,000 Grupo Televisa SAB, ADR .......................... 175,000
Shares
Market
Value
65,000 WideOpenWest Inc.† ................................. $ 321,750
1,677,550
TOTAL COMMUNICATION SERVICES ...... 49,576,324
CONSUMER DISCRETIONARY — 10.4%
Retailing — 8.8%
Internet & Direct Marketing Retail — 8.8%
Internet & Direct Marketing Retail — 8.8%
5,000 Amazon.com Inc.† .................................... 951,300
80,000 Prosus NV ................................................. 3,682,908
35,000 Zalando SE† .............................................. 1,201,973
5,836,181
Consumer Durables & Apparel — 1.6%
Household Durables — 1.6%
Consumer Electronics — 1.6%
42,500 Sony Group Corp., ADR ............................. 1,079,075
TOTAL CONSUMER DISCRETIONARY ...... 6,915,256
FINANCIALS — 6.0%
Financial Services — 6.0%
Financial Services — 6.0%
Multi-Sector Holdings — 3.2%
165,000 Kinnevik AB, Cl. B ...................................... 1,156,270
550,000 VNV Global AB† ........................................ 924,163
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
2,086,433
Transaction & Payment Processing Services — 2.8%
2,000 Mastercard Inc., Cl. A ................................ 1,096,240
12,000 PayPal Holdings Inc.† ................................ 783,000
1,879,240
Banks — 0.0%
Banks — 0.0%
Diversified Banks — 0.0%
58 Nedbank Group Ltd. .................................. 814
Insurance — 0.0%
Insurance — 0.0%
Life & Health Insurance — 0.0%
4,460 Old Mutual Ltd.(a) ..................................... 5
TOTAL FINANCIALS .......................... 3,966,492
INFORMATION TECHNOLOGY — 5.0%
Software & Services — 3.4%
Software — 3.4%
Systems Software — 3.4%
6,000 Microsoft Corp. ......................................... 2,252,340

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Technology Hardware & Equipment — 1.6%
Technology Hardware, Storage & Peripherals — 1.6%
Technology Hardware, Storage & Peripherals — 1.6%
5,000 Apple Inc. ................................................. $ 1,110,650
TOTAL INFORMATION TECHNOLOGY ...... 3,362,990
REAL ESTATE — 3.7%
Real Estate — 3.7%
Equity Real Estate Investment Trusts — 3.7%
Specialized REITs — 3.7%
4,000 American Tower Corp., REIT ...................... 870,400
4,500 Crown Castle Inc., REIT ............................. 469,035
1,400 Equinix Inc., REIT ...................................... 1,141,490
2,480,925
TOTAL REAL ESTATE ......................... 2,480,925
TOTAL COMMON STOCKS .................. 66,301,987
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Retailing — 0.0%
Internet & Direct Marketing Retail — 0.0%
Internet & Direct Marketing Retail — 0.0%
5,800 Altaba Inc., Escrow† .................................. 8,845
PREFERRED STOCKS — 0.6%
INFORMATION TECHNOLOGY — 0.6%
Technology - Hardware and Equipment — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
12,000 Samsung Electronics Co. Ltd., 10.630% ..... 384,652
TOTAL INVESTMENTS — 100.0%
(Cost $36,284,350) ................................ $ 66,695,484
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 61.4% $ 40,964,190
Europe .............................. 28.1  18,706,922
Japan ............................... 7.6  5,083,582
Latin America ....................... 1.2  816,007
South Africa ......................... 1.1  740,131
Asia/Pacific ......................... 0.6  384,652
100.0% $ 66,695,484